Borrowings	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about borrowings [abstract]
Borrowings	BorrowingsRevolving credit facilityOn June 21, 2022 the Company entered into a credit agreement (“the Credit Facility”) with Credit Suisse SA for up to CHF 5.0 million. Borrowings under the credit facility will bear interest at a rate to be established between the Company and Credit Suisse SA at the time of each draw down. Borrowings under the Credit Facility have no restrictions related to its use. As of June 30, 2023, the Company had no borrowings outstanding under the Credit Facility.